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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Iron Horse Capital Management, L.P.
Address:          230 Park Avenue, 7th floor
                  New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald J. Cavataio
Title:            Chief Financial Officer
Phone:            (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio           New York, NY               February 13, 2008
------------------------        ---------------           ---------------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      26

Form 13F Information Table Value Total:                                 $37,506
                                                                    -----------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.              Form 13F File Number                   Name
        -------            --------------------             -------------------

        None.



                                        Iron Horse Capital Management, L.P.
                                            Form 13F Information Table
                                          Quarter ended December 31, 2007

                                                                                   Investment Discretion            Voting Authority
                                                    Fair
                                                    Market    Shares or
                           Title of                Value (in  Principal  SH/  Put/       Shared  Shared  Other
Issuer                       Class   Cusip Number  thousands)   Amount   PRN  Call Sole  Defined  Other  Managers  Sole  Shared None

MF GLOBAL LTD                 SHS     G60642108      $1,653    52,521    SH        SOLE                            52,521    0    0
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK MELLON
CORP                          COM     064058100      $2,047    41,978    SH        SOLE                            41,978    0    0
------------------------------------------------------------------------------------------------------------------------------------
BIOFUEL ENERGY CORP           COM     09064Y109        $866   123,168    SH        SOLE                           123,168    0    0
------------------------------------------------------------------------------------------------------------------------------------
                           COM UNIT
BLACKSTONE GROUP L P          LTD     09253U108      $1,707    77,154    SH        SOLE                            77,154    0    0
------------------------------------------------------------------------------------------------------------------------------------
CADBURY SCHWEPPES PLC         ADR     127209302        $619    12,543    SH        SOLE                            12,543    0    0
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC          COM     185896107      $1,855    18,403    SH        SOLE                            18,403    0    0
------------------------------------------------------------------------------------------------------------------------------------
DELIA'S INC NEW               COM     246911101        $462   170,543    SH        SOLE                           170,543    0    0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             COM     25179M103      $1,519    17,090    SH        SOLE                            17,090    0    0
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HLDGS INC            COM     30225X103      $1,806    22,077    SH        SOLE                            22,077    0    0
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                          COM     35671D857      $1,333    13,008    SH        SOLE                            13,008    0    0
------------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC            COM     387328107        $936    25,882    SH        SOLE                            25,882    0    0
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE BROKERS
GROUP IN                      COM     45841N107      $1,948    60,268    SH        SOLE                            60,268    0    0
------------------------------------------------------------------------------------------------------------------------------------
                              COM
INTERNET CAP GROUP INC        NEW     46059C205        $854    72,784    SH        SOLE                            72,784    0    0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM     55616P104      $2,522    97,484    SH        SOLE                            97,484    0    0
------------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC         COM     611742107      $1,472    45,447    SH        SOLE                            45,447    0    0
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC                     COM     637071101      $1,498    20,386    SH        SOLE                            20,386    0    0
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP         COM     655844108      $1,204    23,864    SH        SOLE                            23,864    0    0
------------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC       COM     684010101      $1,246    36,833    SH        SOLE                            36,833    0    0
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP            COM     688239201      $2,022    42,786    SH        SOLE                            42,786    0    0
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COM     704549104        $917    14,876    SH        SOLE                            14,876    0    0
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COM     716495106      $1,611    93,045    SH        SOLE                            93,045    0    0
------------------------------------------------------------------------------------------------------------------------------------
RTI INTL METALS INC           COM     74973W107      $2,685    38,947    SH        SOLE                            38,947    0    0
------------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC                CL A     858155203      $1,031    64,963    SH        SOLE                            64,963    0    0
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COM     868536103      $1,472    39,225    SH        SOLE                            39,225    0    0
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC        CL A     88732J108      $1,181    42,797    SH        SOLE                            42,797    0    0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                 COM     959802109      $1,040    42,822    SH        SOLE                            42,822    0    0
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE
(in thousands)                                      $37,506